Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of long-term debt

	2021		2020	2019
Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.	Ps.	1,482,261	—	—

Innova Catálogos has a loan for financial support or "Emerging Plan for the protection of employment and income of people"; The loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		15	—	—

Secured credit line with Banamex, for up to Ps.400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this secured credit line can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019, up to December 18, 2025. This secured credit line was prepaid on August 31, 2021, with the proceeds from the sustainability bond.		—	373,333	135,209

Secured credit line with Banamex for up to Ps.195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020, to December 30, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		—	188,500	—

Credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly from September 20, 2020, to August 31, 2023. This credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		—	64,721	—

Credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps.600,000, bearing interest at a fixed rate of 13.10%. This credit line is payable on a quarterly basis starting May 15, 2019, through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.		—	—	516,597

Unsecured credit line with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 285 basis points (renewable on a yearly basis).		—	—	15,000

Interest payable	Ps.	28,109	3,323	10,907

Total debt		1,510,385	629,877	677,713

Less: Current portion		28,124	105,910	148,070

Long-term debt	Ps.	1,482,261	523,967	529,643

Schedule of cash flows arising from financing activities

				Derivative
	Long-term debt			financial
	and borrowings		Interest payable	instruments, net

Balance as of January 01, 2019	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	—	—
Restricted cash(1)		22,940	—	—
Payments		(82,996)	(95,033)	—

Changes that do not represent cash flows -
Interest expense		—	85,429	—
Borrowing costs capitalized in PP&E		—	9,284	—
Valuation effects of derivative financial instruments		—	—	15,680
Amortization of commissions and debt issuance costs		2,198	—	—

Balance as of December 31, 2019	Ps.	666,806	10,907	32,309
Changes that represent cash flows -
Loans obtained		1,712,207	—	—
Restricted cash(1)		(42,915)	—	—
Payments		(1,757,112)	(121,297)	—

Changes that do not represent cash flows -
Interest expense		—	80,253	—
Borrowing costs capitalized in PP&E		—	33,460	—
Valuation effects of derivative financial instruments		—	—	287,985
Amortization of commissions and debt issuance costs		4,653	—	—

Balances as of January 03, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	—	—
Restricted cash(1)		42,915	—	—
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)	—	—
Changes that do not represent cash flows -
Interest expense		—	73,909	—
Control obtained over subsidiaries		177
Amortization of commissions and debt issuance cost		1,192	—	—
Valuation effects of derivative financial instruments		—	—	(330,315)
Balance as of December 31, 2021	Ps.	1,482,276	28,109	(28,193)
(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances on 2020 period.

Schedule of long-term debt maturities

Year	Amount

2022	Ps.	115,343
2023		115,343
2024		115,343
2025		605,829
2026-2028		1,253,283
	Ps.	2,205,141